Mar. 02, 2018
Bramshill Income Performance Fund
Bramshill Income Performance Fund
Bramshill Income Performance Fund

Institutional Class	BRMSX

A series of Trust for Advised Portfolios (the “Trust”)

Supplement dated March 2, 2018 to the

Summary Prospectus and Statement of Additional Information each dated July 31, 2017

The Bramshill Income Performance Fund (the “Fund’) is pleased to announce that Michael Hirschfield, CFA is a co-portfolio manager of the Fund. Prior to joining Bramshill in 2018, Mr. Hirschfield served over 9 years as Portfolio Manager for Man Group. He ran the US Credit portfolio for a multi-strategy credit fund. Mr. Hirschfield also worked alongside Bramshill founder, Mr. Art DeGaetano, during their tenures together at GLG Partners. Mr. Hirschfield became a CFA charterholder in 2007. He received his B.A. in Economics in 2003 from Yale University. As of February 28, 2018, Mr. Hirschfield managed (other than the Fund) 171 other accounts with total assets of $487 million. As of February 28, 2018, Mr. Hirschfield did not own shares of the Fund.

In addition, this supplement is being provided to inform you that the Fund’s Principal Investment Strategies are revised to allow the Fund to (a) hold futures and options on futures; and (b) engage in securities lending. Furthermore, the types of preferred stocks the Fund may invest in have been described in more detail.

The following sections have been revised as below:

Principal Investment Strategies of the Fund
The Fund implements a tactical fixed income strategy which seeks to maximize total return across different types of fixed income products and, based on market conditions, may also hold cash, cash equivalents and alternative investments.

The Fund’s investments are comprised of a tactical portfolio of income-producing securities, including up to 80% in investment grade corporate bonds and up to 40% in high yield bonds (i.e., junk bonds), which are defined as debt securities rated below Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by the Adviser to be of comparable quality. The Fund may also invest up to 70% in preferred stocks (including payment-in-kind, fixed to floating rate, contingent convertible, convertible, cumulative and non-cumulative, callable, and perpetual), up to 80% in U.S. municipal bonds, and up to 100% in U.S. Treasuries. The Fund may also invest up to 15% in fixed income closed-end funds and up to 25% in fixed income exchange traded funds (“ETFs”). The Fund may also invest up to 25% in foreign issuers of U.S. dollar denominated fixed income securities.

The Fund is actively managed, typically with between 40 and 50 investments, incorporating sector allocations and tactical hedging during various interest rate and market environments. The Adviser uses fundamental credit and relative value analysis, and focuses on securities with transparent pricing, actively-traded capital structures and a high level of liquidity. The Fund seeks to maintain an average credit rating of investment grade. The average duration of the strategy is expected to be approximately six years, with an expected range of between three and nine years.

The Fund may also sell short U.S. Treasury securities (of an aggregate dollar value not exceeding 33 1/3% of the aggregate dollar value of the Fund’s assets) only as a hedge based on market conditions. The Fund seeks to mitigate the negative impact of rising Treasury interest rates on the performance of investment grade bonds (conversely limiting the positive impact of falling interest rates). These short positions are not intended to mitigate other factors influencing the price of investment grade bonds, such as credit risk, which may have a greater impact than rising or falling interest rates.

The Fund may also make use of derivatives such as futures and options on futures, including U.S. Treasury futures, to adjust its sensitivity to interest rate changes and to gain exposure to U.S. Treasury securities. Some over-the-counter derivative instruments may expose the Fund to the credit risk of its counterparty and may be more volatile than those of other instruments. While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower. Loan agreements involve certain risks, such as counterparty risk, in the event of default or insolvency of the borrower.

The Fund may invest in fixed rate or floating rate securities. Floating rate instruments reset their interest rate periodically over a base rate, with rates tied to a representative interest rate index, typically 3-month London Interbank Offered Rate (“LIBOR”).

The Fund’s strategies may result in frequent portfolio trading and high portfolio turnover (typically greater than 100%). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in the Fund’s annual operating expenses or in the expense example, affect the Fund’s performance.

Principal Risks of Investing in the Fund
Convertible Preferred Securities Risk

A convertible preferred security is preferred stock that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or cash within a particular period of time at a specified price or formula.  The value of convertible preferred securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Counterparty Risk

In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

Derivatives Risk

The Fund may make use of futures, options on futures, including U.S. Treasury futures and other forms of derivative instruments. The use of derivative instruments exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additionally, to the extent the Fund is required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Leverage Risk

As part of the Fund’s principal investment strategy, the Fund may make investments in options on futures, including U.S. Treasury futures, and other derivative instruments. These derivatives instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through entering into short sales or purchasing derivative instruments, the Fund has the risk of losing more than its original investment. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements.

Securities Lending Risk

There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result the Fund may lose money.

Please retain this supplement with the Summary Prospectus and Statement of Additional Information.